Fees Summary	Feb. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 299,322,000
Previously Paid Amount	0
Total Fee Amount	45,826.2
Total Offset Amount	0
Net Fee	$ 45,826.2